Prepayments and other current assets	12 Months Ended
Dec. 31, 2017
Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for purchases and services, rental and utilities deposits, and prepaid expenses.

	2017	2016
	US$’000	US$’000
Cost and estimated earnings in excess of billings	194	343
Deposits paid	85	70
Prepayments	475	221
Other receivables	104	156
Other tax recoverable	2	25
	860	815

ZHEJIANG TIANLAN
Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for bidding projects, deposits for purchases and services and prepaid expenses.

	2017	2016
	RMB’000	RMB’000
Cost and estimated earnings in excess of billing	119,256	70,786
Prepayments	19,606	24,100
Other receivables	10,775	14,851
Other current assets	-	1,320
	149,637	111,057

The other current assets also include cost and estimated earnings in excess of billing.

Cost and estimated earnings in excess of billings

	2017	2016
	RMB’000	RMB’000
Contracts costs incurred	330,322	389,534
Less: Progress billings	(211,066)	(318,748)
Cost and estimated earnings in excess of billings	119,256	70,786

ZHEJIANG JIAHUAN
Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for bidding projects, deposits for purchases and services and prepaid expenses.

	2017	2016
	RMB’000	RMB’000
Prepayments and other receivables	8,026	11,994
Deposits	6,264	3,448
	14,290	15,442